Financial Instruments - Long-Term Debt - Footnotes (Detail)	12 Months Ended
Dec. 31, 2014
Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.07%
Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.25%
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt redemption price, percentage	100.00%
Unsecured Debt [Member] | Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.10%
Unsecured Debt [Member] | Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.95%
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 5.11% Percent, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.11%
Debt redemption price, basis spread percentage	0.22%
Long term debt weighted average maturity	22 years
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 3.19%, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	3.19%
Debt redemption price, basis spread percentage	0.14%
Long term debt weighted average maturity	3 years
Unsecured Debt [Member] | Foreign Currency Notes Payable And Other Foreign Currency Debt, Weighted Average Interest Rate, 2.84%, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.84%
Long term debt weighted average maturity	1 year
Unsecured Debt [Member] | US Treasury Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.50%
Unsecured Debt [Member] | Government Bond Rate [Member]
Debt Instrument [Line Items]
Debt redemption price, basis spread percentage	0.20%